T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 7.7%
Entertainment 3.2%
Electronic Arts  22,500 3,046
Roku (1) 84,169 27,420
Spotify Technology (1) 102,967 27,590
Take-Two Interactive Software (1) 37,853 6,688
Zynga, Class A (1) 794,300 8,110
72,854
Interactive Media & Services 3.3%
Bumble, Class A (1) 72,007 4,492
IAC/InterActiveCorp (1) 45,200 9,777
Match Group (1) 160,130 21,999
Pinterest, Class A (1) 335,000 24,800
Snap, Class A (1) 233,200 12,194
ZoomInfo Technologies, Class A (1) 31,210 1,526
74,788
Media 1.2%
Altice USA, Class A (1) 255,958 8,326
Cable One  10,000 18,284
26,610
Total Communication Services 174,252
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.1%
Aptiv  (1) 19,372 2,671
2,671
Distributors 0.1%
Pool  7,000 2,417
2,417
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1) 36,400 6,241
Grand Canyon Education (1) 21,300 2,281
Service Corp International  37,612 1,920
Terminix Global Holdings (1) 44,400 2,117
12,559
Hotels, Restaurants & Leisure 2.8%
Airbnb, Class B, Acquisition Date: 4/16/14 - 7/14/15,
Cost $700 (1)(2) 29,306 5,232
Chipotle Mexican Grill (1) 20,800 29,553
Domino's Pizza  38,600 14,197

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
MGM Resorts International  77,400 2,940
Papa John's International  19,000 1,684
Restaurant Brands International  33,900 2,204
Wynn Resorts (1) 21,722 2,723
Yum China Holdings  32,200 1,907
Yum! Brands  17,500 1,893
62,333
Household Durables 0.4%
NVR (1) 1,980 9,328
9,328
Internet & Direct Marketing Retail 1.7%
Chewy, Class A (1)(3) 51,384 4,353
Etsy (1) 97,732 19,709
Wayfair, Class A (1)(3) 45,500 14,321
38,383
Multiline Retail 0.5%
Dollar Tree (1) 71,200 8,150
Ollie's Bargain Outlet Holdings (1) 32,000 2,784
10,934
Specialty Retail 4.6%
AutoZone (1) 10,726 15,062
Burlington Stores (1) 38,362 11,463
CarMax (1) 57,900 7,681
Five Below (1) 25,800 4,922
O'Reilly Automotive (1) 55,000 27,899
RH (1) 6,800 4,057
Ross Stores  26,300 3,154
Tractor Supply  96,200 17,035
Ulta Beauty (1) 30,181 9,331
Williams-Sonoma  26,400 4,731
105,335
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica  (1) 91,555 28,081
28,081
Total Consumer Discretionary 272,041
CONSUMER STAPLES 3.8%
Beverages 0.9%
Boston Beer, Class A (1) 6,524 7,870
Brown-Forman, Class B  128,092 8,834
Constellation Brands, Class A  13,900 3,169
19,873

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Food & Staples Retailing 0.1%
Casey's General Stores  10,089 2,181
2,181
Food Products 1.4%
Darling Ingredients (1) 87,700 6,453
Hershey  93,300 14,756
McCormick  81,100 7,231
Tyson Foods, Class A  33,000 2,452
30,892
Household Products 1.4%
Church & Dwight  194,700 17,007
Clorox  74,100 14,292
31,299
Total Consumer Staples 84,245
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(2)(4) 39 217
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(2)(4) 458 2,549
Total Energy 2,766
FINANCIALS 3.5%
Banks 0.3%
First Republic Bank  16,900 2,818
SVB Financial Group (1) 5,818 2,872
5,690
Capital Markets 2.8%
Cboe Global Markets  24,593 2,427
Dragoneer Growth Opportunities SPAC/CCC Intelligent Solutions
Holdings PIPE (1)(5) 77,629 709
FactSet Research Systems  7,950 2,453
MarketAxess Holdings  36,400 18,124
MSCI  67,000 28,092
Nasdaq  14,271 2,104
Tradeweb Markets, Class A  134,751 9,972
63,881
Insurance 0.4%
Assurant  20,020 2,838
Oscar Health, Class A (1) 36,977 994

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Selectquote  (1) 194,292 5,734
9,566
Total Financials 79,137
HEALTH CARE 21.4%
Biotechnology 5.9%
ACADIA Pharmaceuticals (1) 91,200 2,353
Acceleron Pharma (1) 51,800 7,025
Agios Pharmaceuticals (1) 33,900 1,751
Alnylam Pharmaceuticals (1) 85,580 12,083
Argenx , ADR (1) 22,617 6,228
Ascendis Pharma, ADR (1) 24,360 3,140
BioMarin Pharmaceutical (1) 99,811 7,537
BioNTech , ADR (1) 91,228 9,961
Blueprint Medicines (1) 40,300 3,918
CRISPR Therapeutics (1) 17,000 2,071
Denali Therapeutics (1) 41,150 2,350
Exact Sciences (1) 102,518 13,510
Exelixis  (1) 212,879 4,809
Fate Therapeutics (1) 26,900 2,218
Genmab , ADR (1) 149,577 4,911
Incyte  (1) 169,200 13,751
Ionis Pharmaceuticals (1) 51,700 2,324
Kodiak Sciences (1) 19,426 2,203
Mirati Therapeutics (1) 9,800 1,679
Neurocrine Biosciences (1) 76,622 7,451
Sage Therapeutics (1) 24,053 1,800
Seagen  (1) 97,711 13,568
TG Therapeutics (1) 31,927 1,539
Ultragenyx Pharmaceutical (1) 36,900 4,201
United Therapeutics (1) 14,300 2,392
134,773
Health Care Equipment & Supplies 6.4%
ABIOMED (1) 26,400 8,414
Align Technology (1) 60,800 32,925
Cooper  19,800 7,605
DexCom  (1) 27,300 9,811
Hologic  (1) 166,800 12,406
ICU Medical (1) 8,628 1,772
IDEXX Laboratories (1) 42,100 20,600
iRhythm Technologies (1) 8,900 1,236
JAND, Class A, Acquisition Date: 11/19/20, Cost $107 (1)(2)(4) 4,357 107
Novocure  (1) 68,800 9,094
Ortho Clinical Diagnostics Holdings (1) 139,608 2,694
Penumbra (1) 26,491 7,168

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Quidel  (1) 42,200 5,399
STERIS  22,100 4,210
Teleflex  24,100 10,013
West Pharmaceutical Services  44,600 12,567
146,021
Health Care Providers & Services 2.5%
Acadia Healthcare (1) 40,313 2,304
Amedisys  (1) 28,600 7,573
Centene  (1) 51,453 3,288
DaVita (1) 29,598 3,190
McKesson  165,070 32,195
Molina Healthcare (1) 31,624 7,392
55,942
Health Care Technology 1.9%
Multiplan (1)(3) 315,200 1,749
Teladoc Health (1)(3) 70,937 12,893
Veeva Systems, Class A (1) 108,107 28,242
42,884
Life Sciences Tools & Services 3.3%
Adaptive Biotechnologies (1) 68,154 2,744
Agilent Technologies  55,500 7,056
Avantor  (1) 513,552 14,857
Bio-Rad Laboratories, Class A (1) 13,200 7,540
Bruker  45,100 2,899
IQVIA Holdings (1) 31,800 6,142
Mettler -Toledo International (1) 15,000 17,335
PPD (1) 56,660 2,144
Repligen  (1) 76,417 14,856
75,573
Pharmaceuticals 1.4%
Catalent  (1) 110,479 11,635
Elanco Animal Health (1) 129,062 3,801
Horizon Therapeutics (1) 145,800 13,419
Royalty Pharma, Class A (3) 58,937 2,571
31,426
Total Health Care 486,619
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 0.6%
BWX Technologies  51,400 3,389
Hexcel (1) 33,900 1,898
Huntington Ingalls Industries  13,100 2,697

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
TransDigm Group (1) 9,100 5,350
13,334
Air Freight & Logistics 0.1%
Expeditors International of Washington  24,900 2,681
2,681
Building Products 0.7%
A.O. Smith  40,700 2,752
Allegion  24,000 3,015
Fortune Brands Home & Security  35,551 3,406
Trane Technologies  44,700 7,401
16,574
Commercial Services & Supplies 2.2%
Cintas  53,700 18,328
Copart  (1) 150,700 16,368
IAA (1) 116,000 6,396
Ritchie Bros Auctioneers  37,200 2,178
Rollins  63,393 2,182
Waste Connections  43,075 4,651
50,103
Construction & Engineering 0.1%
Valmont Industries  12,000 2,852
2,852
Electrical Equipment 1.6%
AMETEK  17,637 2,253
Array Technologies (1) 145,200 4,330
Generac Holdings (1) 41,691 13,652
Hubbell  12,400 2,317
Rockwell Automation  37,812 10,037
Shoals Technologies Group, Class A (1) 78,539 2,731
35,320
Machinery 0.8%
Graco 30,000 2,149
IDEX  10,375 2,172
Middleby  (1) 16,046 2,660
Otis Worldwide  47,500 3,251
PACCAR  19,700 1,831
Toro  31,747 3,274
Woodward  24,500 2,955
18,292
Professional Services 4.0%
Booz Allen Hamilton Holding  110,170 8,872
Clarivate  (1) 38,645 1,020

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
CoStar Group (1) 33,880 27,846
Dun & Bradstreet Holdings (1) 101,485 2,416
Equifax  81,400 14,744
Leidos Holdings  33,600 3,235
TransUnion  139,600 12,564
Verisk Analytics  111,400 19,683
90,380
Road & Rail 0.8%
JB Hunt Transport Services  27,203 4,572
Landstar System  15,200 2,509
Old Dominion Freight Line  48,217 11,592
18,673
Trading Companies & Distributors 0.4%
Fastenal  45,800 2,303
United Rentals (1) 9,500 3,128
Watsco 10,200 2,660
8,091
Total Industrials & Business Services 256,300
INFORMATION TECHNOLOGY 37.6%
Communications Equipment 0.2%
Motorola Solutions  24,800 4,664
4,664
Electronic Equipment, Instruments & Components 3.1%
Amphenol, Class A  268,062 17,684
CDW  116,878 19,372
Cognex 76,300 6,332
IPG Photonics (1) 9,600 2,025
Keysight Technologies (1) 50,200 7,199
Littelfuse 8,700 2,301
Zebra Technologies, Class A (1) 30,400 14,749
69,662
IT Services 8.6%
Affirm Holdings (1) 10,106 715
Akamai Technologies (1) 119,800 12,208
Black Knight (1) 128,787 9,529
Broadridge Financial Solutions  90,400 13,840
EPAM Systems (1) 56,300 22,334
Euronet Worldwide (1) 18,100 2,503
FleetCor Technologies (1) 57,200 15,366
Gartner (1) 60,806 11,100
Genpact 68,600 2,937
GoDaddy , Class A (1) 131,800 10,230

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
MongoDB (1) 39,800 10,644
Okta  (1) 103,800 22,881
Paychex  45,200 4,431
StoneCo , Class A (1) 147,899 9,054
Twilio , Class A (1) 88,033 29,998
VeriSign (1) 39,234 7,798
WEX (1) 14,200 2,971
Wix.com (1) 24,294 6,783
195,322
Semiconductors & Semiconductor Equipment 6.6%
Enphase Energy (1) 116,400 18,875
Entegris 158,600 17,732
KLA  104,244 34,442
Lattice Semiconductor (1) 26,099 1,175
Marvell Technology Group  59,207 2,900
Microchip Technology  159,500 24,758
MKS Instruments  17,400 3,226
Monolithic Power Systems  49,800 17,590
ON Semiconductor (1) 155,100 6,454
Skyworks Solutions  49,800 9,137
Teradyne  118,300 14,395
150,684
Software 19.0%
Anaplan (1) 154,231 8,305
ANSYS (1) 63,300 21,494
Aspen Technology (1) 49,540 7,150
Avalara (1) 72,500 9,674
Bentley Systems, Class B  55,857 2,621
Bill.com Holdings (1) 69,500 10,112
Cadence Design Systems (1) 209,200 28,658
Ceridian HCM Holding (1) 81,929 6,904
Citrix Systems  39,200 5,502
Coupa Software (1) 58,101 14,786
Crowdstrike Holdings, Class A (1) 92,013 16,793
Databricks , Acquisition Date: 7/24/20 - 8/28/20, Cost $835 (1)(2)
(4) 17,387 3,084
Datadog , Class A (1) 149,543 12,463
DocuSign (1) 137,597 27,857
Dynatrace  (1) 52,773 2,546
Five9 (1) 86,262 13,485
Fortinet (1) 120,254 22,177
Gitlab , Class B, Acquisition Date: 12/15/20, Cost $2,183 (1)(2)(4) 54,167 2,167
Guidewire Software (1) 18,800 1,911
HubSpot  (1) 41,100 18,668
Manhattan Associates (1) 43,300 5,083

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
nCino  (1) 53,945 3,599
NortonLifeLock 83,600 1,777
Palo Alto Networks (1) 48,800 15,717
Paycom Software (1) 47,700 17,652
Paylocity Holding (1) 41,200 7,409
Procore Technologies, Acquisition Date: 7/15/20 - 12/9/20,
Cost $759 (1)(2)(4) 13,452 847
Proofpoint  (1) 93,800 11,799
PTC (1) 93,734 12,903
Qualtrics International, Class A (1) 18,908 622
RingCentral, Class A (1) 58,161 17,325
Smartsheet , Class A (1) 80,500 5,146
Splunk  (1) 121,300 16,434
Squarespace, Class C, Acquisition Date: 3/16/21, Cost $644 (1)
(2)(4) 9,418 644
SS&C Technologies Holdings  79,700 5,569
Synopsys (1) 111,500 27,627
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(2)(4) 48,005 547
Trade Desk, Class A (1) 33,700 21,961
Tyler Technologies (1) 28,294 12,012
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $1,308 (1)(2)(4) 40,368 1,346
Workiva  (1) 13,200 1,165
Zendesk  (1) 68,800 9,124
432,665
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1) 82,467 1,776
1,776
Total Information Technology 854,773
MATERIALS 1.8%
Chemicals 0.4%
Albemarle  16,400 2,396
RPM International  76,173 6,997
9,393
Construction Materials 0.1%
Vulcan Materials  18,500 3,122
3,122
Containers & Packaging 1.2%
Avery Dennison  33,600 6,171
Ball  197,100 16,702
Gores Holdings V SPAC/ Ardagh Group PIPE (1)(5) 279,835 2,513
Sealed Air  55,646 2,550
27,936

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Metals & Mining 0.1%
Kirkland Lake Gold (3) 62,100 2,099
2,099
Total Materials 42,550
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork , Class A, Acquisition Date: 5/26/15, Cost $53 (1)(2) 3,707 42
Total Real Estate 42
Total Common Stocks (Cost $1,406,405) 2,252,725
CONVERTIBLE PREFERRED STOCKS 0.9%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
JAND, Series AA, Acquisition Date: 11/19/20, Cost $222 (1)(2)(4) 9,021 221
JAND, Series B, Acquisition Date: 11/19/20, Cost $— (1)(2)(4) 12 1
Total Health Care 222
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Databricks , Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(2)(4) 36,149 6,412
Databricks , Series G, Acquisition Date: 2/1/21, Cost $775 (1)(2)(4) 4,367 775
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $149 (1)(2)(4) 3,304 208
Rappi , Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(2)(4) 49,017 2,929
Tanium, Series G, 1/2/24, Acquisition Date: 8/26/15,
Cost $985 (1)(2)(4) 198,465 2,261
Uipath , Series D-1, Acquisition Date: 4/26/19, Cost $1,085 (1)(2)
(4) 82,752 5,153
Uipath , Series D-2, Acquisition Date: 4/26/19, Cost $182 (1)(2)(4) 13,896 865
Uipath , Series E, Acquisition Date: 7/9/20, Cost $49 (1)(2)(4) 2,618 163
Uipath , Series F, Acquisition Date: 2/2/21, Cost $712 (1)(2)(4) 11,428 712
Total Information Technology 19,478
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork , Series D-1, Acquisition Date: 12/9/14, Cost $315 (1)(2) 18,959 213
WeWork , Series D-2, Acquisition Date: 12/9/14, Cost $248 (1)(2) 14,896 168
WeWork , Series E, Acquisition Date: 6/23/15, Cost $428 (1)(2) 13,014 146
Total Real Estate 527
Total Convertible Preferred Stocks (Cost $9,631) 20,227

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 3,122,967 3,123
Total Short-Term Investments (Cost $3,123) 3,123
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.08% (6)(7) 3,287,186 32,872
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 32,872
Total Securities Lending Collateral (Cost $32,872) 32,872
Total Investments in Securities 101.6%
(Cost $1,452,031) $ 2,308,947
Other Assets Less Liabilities (1.6)% (36,589)
Net Assets 100.0% $ 2,272,358
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $37,009 and represents 1.6% of net assets.
(3) All or a portion of this security is on loan at March 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $3,575 and was valued at $3,222 (0.1% of net assets).
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Diversified Mid-Cap Growth Fund

ADR American Depositary Receipts
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 521  ¤  ¤ $ 3,123
T. Rowe Price Short-Term Fund,
0.08% 49,590  ¤  ¤ 32,872
Total $ 35,995^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $35,995.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Diversified Mid-Cap Growth Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,232,721 $ 8,496 $ 11,508 $ 2,252,725
Convertible Preferred Stocks — 527 19,700 20,227
Short-Term Investments 3,123 — — 3,123
Securities Lending Collateral 32,872 — — 32,872
Total $ 2,268,716 $ 9,023 $ 31,208 $ 2,308,947

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $10,257,000 for the period ended
March 31, 2021.
F149-054Q1 03/21
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 7,269 $ 2,286 $ 1,953 $ 11,508
Convertible Preferred Stocks 10,243 7,971 1,486 19,700
Total $ 17,512 $ 10,257 $ 3,439 $ 31,208